Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

CF KL Assets LLC

1345 Avenue of the Americas

45th Floor

New York, NY 10105

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by CF KL Assets LLC (the “Company” as the engaging party), Morgan Stanley & Co. LLC and Goldman Sachs & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the Final Data Tape (as defined below) with respect to the FRTKL 2021-SFR1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included in the Final Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for the procedures outlined in Exhibit 1, the Specified Parties agreed on a sample size of 466 Properties, which was selected using a simple random sample from the pool of 1,791 assets identified by the Company as being the Properties that will collateralize the Transaction.

In connection with the Transaction, for the procedures outlined in Exhibit 2, the Specified Parties have requested that the procedures be performed on the entire pool of assets in the Final Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

PricewaterhouseCoopers LLP, 600 13th Street N.W., Suite 1000, Washington, DC 20005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Property Cut-Off Date” refers to June 30, 2021.

•	The phrase “Box” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to Properties that are leased on a month to month basis.

•	The phrase “Lease Review Date” refers to August 4, 2021.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Date of Lease Start	Acquisition Type
Date of Lease End	Acquisition Date
Base Rent	Purchase Price

•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 2.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “Fort KL Securitization Tape -8.3.21 - Final.xlsx” received on August 3, 2021 containing the Sample Attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Initial Data Tape”);

•	An electronic data file labeled “Fort KL Securitization Tape -8.3.21 - Final w PwC Edits.xlsx” received on August 4, 2021 containing the Sample Attributes as of the Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);

•	An electronic data file labeled “Resident Ledgers.zip” containing resident ledgers from the Company’s property management system evidencing the transaction history of each Month to Month Sample Property (as defined below) (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Properties that were made available on Box or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	Six electronic data files, labeled “Kairos BPO_TieOut_updated.xlsx,” “7105 Mosley St.pdf,” “7209 Mosley St.pdf,” “7303 Nick St.pdf,” “7307 Mosley St.pdf,” and “7309 Nick St.pdf” (together, the “BPO Results File”);
o	An electronic data file labeled “Closest MSA Mapping by Zip.xlsx” (the “MSA Support File”);
o	An electronic data file labeled “Property_Comparision_General Ledger - 06.30.21.xlsx” (the “Cap Costs File”);
o	A worksheet labeled “Master Schedule” embedded in an electronic data file labeled “Cold River Report - 8.1 - Updated for Estimate.xlsx,” (the “Taxes File”);

o	An electronic data file labeled “Insurance schedule for Tape.xlsx” (the “Insurance File”);
o	An electronic data file labeled “HOA report.xlsx,” (the “HOA File”);
o	A worksheet labeled “Base Rent Pivot 6.30” embedded in an electronic data file labeled “Delinquent report.xlsx ” (the “DQ Support File”).

Procedures Performed

1.	Using the Initial Data Tape, we randomly selected 466 Properties (the “Sample Properties”) from the 1,791 Properties represented on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes in the Initial Data Tape for the Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Purchase and Lease Discrepancies”):

Table 1: Purchase and Lease Discrepancies

#	Sample Attribute	Initial Data Tape Value	Source Document Value
340	Acquisition Type	Bulk	Individual
67	Acquisition Type	Bulk	Individual
311	Acquisition Type	Bulk	Individual
432	Acquisition Type	Bulk	Individual
187	Date of Lease Start	9/2/2016	12/1/2020
69	Date of Lease Start	3/1/2020	3/1/2021
199	Acquisition Type	Bulk	Individual
465	Date of Lease Start	9/1/2020	8/9/2019

2.	On the Final Data Tape, we identified 142 Properties where the MTM data attribute was equal to “Yes”. Of these 142 Properties, 37 of the Properties (the “Month to Month Sample Properties”) were part of the Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that for each of the Month to Month Sample Properties:

a)	the Rented data attribute was equal to “Y” within the Final Data Tape;

b)	the Date of Lease End data attribute is prior to the Property Cut-Off Date; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of June 2021, or if rent was unpaid, a the Delinquent Tenant Flag data attribute in the Final Data Tape was equal to “Yes”.

3.	For each of the Sample Properties included in the Final Data Tape provided by the Company, we performed the following procedures:

a)	For the Sample Attributes relating to the Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value in the Final Data Tape and noted no differences; and

b)	For each Sample Attribute that did not have a Purchase and Lease Discrepancy, we compared the Initial Data Tape to the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

4.	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this engagement, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed these procedures on the Final Data Tape, and we either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values in the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included in the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

August 6, 2021

Exhibit 1

Sample Attribute: Date of Lease Start

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the lease start date procedure, for Properties where the MTM data attribute equals “No” in the Initial Data Tape, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Box by the Company as of the Lease Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the MTM data attribute equals “Yes” in the Initial Data Tape, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied” in the Initial Data Tape, we compared the Date of Lease Start Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease End

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the lease end date procedure, for Properties where the MTM data attribute equals “No” in the Initial Data Tape, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to Box by the Company as of the Lease Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the MTM data attribute equals “Yes” in the Initial Data Tape, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied” in the Initial Data Tape, we compared the Date of Lease End Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Base Rent

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the MTM data attribute equals “No” in the Initial Data Tape, the “Relevant Lease Agreement” is the lease agreement, lease addendum, lease renewal letter, or resident ledger most recently uploaded to Box by the Company as of the Lease

Review Date and signed by both the tenant and property manager on or prior to the Property Cut-Off Date.

For Properties where the MTM data attribute equals “Yes” in the Initial Data Tape, the “Relevant Lease Agreement” is the lease agreement, lease addendum, lease renewal letter, or resident ledger that was a) most recently uploaded to Box by the Company as of the Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For Properties where the Occupancy Status data attribute equals “Occupied” in the Initial Data Tape, we compared the Base Rent Sample Attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If multiple properties are listed on the settlement statement, purchase agreement, or recorded deed, as applicable, compared the Acquisition Type Sample Attribute to “Bulk”.

2)	If only one property is listed on the settlement statement, purchase agreement, or recorded deed, as applicable, compared the Acquisition Type Sample Attribute to “Individual”.

Sample Attribute: Acquisition Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the Acquisition Date Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a purchase agreement is available, compared the Acquisition Date Sample Attribute to information available in the purchase agreement. If a purchase agreement is not available, then

3)	If a recorded deed is available, compared the Acquisition Date Sample Attribute to information available in the recorded deed.

Sample Attribute: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compared the Purchase Price data attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a purchase agreement is available, compared the Purchase Price data attribute to information available in the purchase agreement. If a purchase agreement is not available, then

3)	If a recorded deed is available, compared the Purchase Price Sample Attribute to information available in the recorded deed.

4)	If multiple properties are listed on either the settlement statement, purchase agreement, or recorded deed, use the disaggregation of Purchase Price at the property level found within the applicable document used, then compared the Purchase Price data attribute to this disaggregated information.

Exhibit 2

Data Field	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Zipcode	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	MSA Support File
Renovation Spend to Date	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cap Costs File
Holding Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cap Costs File
Closing Costs	Final Data Tape to Supplemental Data File electronic comparison	n/a	Cap Costs File
Investment Basis	Recalculate and compare	Recalculation: Purchase Price + Renovation Spend to Date + Holding Costs + Closing Costs	Final Data Tape (Purchase Price, Renovation Spend to Date, Holding Costs, Closing Costs)
BPO Value	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File
BPO Date	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File

Data Field	Procedure	Calculation	Data File(s)	Comments
Rented	Recalculate and compare

Recalculation:

If (Vacancy Status = “Lease in Place” and Date of Lease Start > Property Cut-Off Date), then “Y”; else

If (MTM = “Yes” and Date of Lease Start <= Property Cut-Off Date), then “Y”; else

If (Date of Lease Start <= Property Cut-Off Date and Date of Lease End >= Property Cut-Off Date), then “Y”,

Else, “N”

Final Data Tape (Vacancy Status, Date of Lease Start, Date of Lease End, MTM)
Delinquent Tenant Flag	Final Data Tape to Supplemental Data File electronic comparison	n/a	DQ Support File	For properties where the Rented data attribute is equal to “N”, the Delinquent Tenant Flag was determined to be “No”.
Total Recurring Charges (Per Month)	Recalculate and compare	Recalculation: Base Rent + Pet Rent + Tech Fee + MTM Fee + Additional Recurring Charges	Final Data Tape (Base Rent, Pet Rent, Tech Fee, MTM Fee, Additional Recurring Charges)
Original Lease Term (Months)	Recalculate and compare	Recalculation: (Date of Lease End – Date of Lease Start) / 30	Final Data Tape (Date of Lease End, Date of Lease Start)	For properties the Rented data attribute is equal to “N”, the Original Lease Term (Months) was calculated to be zero. Calculation rounded to the nearest integer.
Remaining Lease Term (Months)	Recalculate and compare	Recalculation: (Date of Lease End – Property Cut-Off Date) / 30	Final Data Tape (Date of Lease End)

For properties where the MTM data attribute is equal to “Yes”, the Remaining Lease Term (Months) was calculated to be “MTM”.

For properties where the Rented data attribute is equal to “N”, the Remaining Lease Term (Months) was 0.

Calculation rounded to the nearest integer.

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Gross Potential Rent	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent per Month * 12	Final Data Tape (Underwritten Gross Potential Rent per Month)
Underwritten Annual Other Income	Recalculate and compare	Recalculation: (Pet Rent + MTM Fee + Additional Recurring Charges + 249/18) * 12	Final Data Tape (Pet Rent, MTM Fee, Additional Recurring Charges)
Total Annual Underwritten Gross Income	Recalculate and compare	Recalculation: Underwritten Annual Gross Potential Rent + Underwritten Annual Other Income	Final Data Tape (Underwritten Annual Gross Potential Rent, Underwritten Annual Other Income)
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: -5.00% * Total Annual Underwritten Gross Income	Final Data Tape (Total Annual Underwritten Gross Income)
Annual Real Estate Taxes	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes File
Annual Property Management Fee	Recalculate and compare	Recalculation: -7.00%* (Total Annual Underwritten Gross Income + Underwritten Annual Vacancy)	Final Data Tape (Total Annual Underwritten Gross Income, Underwritten Annual Vacancy)	For the avoidance of doubt, the Underwritten Annual Vacancy data attribute is shown as a negative value in the Final Data Tape.
Underwritten Annual HOA Fees	Supplemental Data File to Final Data Tape electronic comparison	n/a	HOA File
Underwritten Annual Insurance	Supplemental Data File to Final Data Tape electronic comparison	n/a	Insurance File
Underwritten Annual Repairs & Maintenance	Recalculate and compare	Recalculation: If Year Built >=2018, $500.00, else If Year Built >=2010, $600.00, else If Year Built >=2000, $700.00, else $800.00	Final Data Tape (Year Built)
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: ((If Year Built >=2018, $350.00, else If Year Built >=2010, $450.00, else If Year Built >=2000, $550.00, else $650.00) / 1725) * Square Feet	Final Data Tape (Year Built, Square Feet)	Calculation rounded to the nearest integer.

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: Underwritten Gross Potential Rent per Month * 50% * 35% + $125.00 * 65% + $150.00	Final Data Tape Underwritten Gross Potential Rent per Month)
Underwritten Annual Other Expenses	Recalculate and compare	Recalculation: -$250.00 per property	N/A
Underwritten Annual Other Expenses	Recalculate and compare	Recalculation: Annual Real Estate Taxes + Annual Property Management Fee + Underwritten Annual HOA Fees + Underwritten Annual Insurance + Underwritten Annual Repairs & Maintenance + Underwritten Annual Turnover Costs + Underwritten Annual Marketing and Leasing Costs + Underwritten Annual Other Expenses	Final Data Tape (Annual Real Estate Taxes, Annual Property Management Fee, Underwritten Annual HOA Fees, Underwritten Annual Insurance, Underwritten Annual Repairs & Maintenance, Underwritten Annual Turnover Costs, Underwritten Annual Marketing and Leasing Cost, Underwritten Annual Other Expenses)
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Total Annual Underwritten Gross Income + Total Underwritten Annual Expenses + Underwritten Annual Vacancy	Final Data Tape (Total Annual Underwritten Gross Income, Total Underwritten Annual Expenses, Underwritten Annual Vacancy)	For the avoidance of doubt, the Underwritten Annual Vacancy and Total Underwritten Annual Expenses data attributes are shown as negative values in the Final Data Tape.
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: -$750 per property	n/a
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income + Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)	For the avoidance of doubt, the Underwritten Annual CapEx Reserve data attribute is shown as a negative value in the Final Data Tape.